Total
11.30 Fidelity New Jersey Municipal Funds - Retail Combo PRO-12 | Fidelity® New Jersey AMT Tax-Free Money Market Fund
Supplement to the Fidelity's New Jersey Municipal Funds January 29, 2020 Prospectus
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® New Jersey AMT Tax-Free Money Market Fund}	11.30 Fidelity New Jersey Municipal Funds - Retail Combo PRO-12 Fidelity® New Jersey AMT Tax-Free Money Market Fund Fidelity New Jersey AMT Tax-Free Money Market Fund-Retail Class
Management fee	0.20%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.10%
Total annual operating expenses	0.30%	[1]
[1]	In order to avoid a negative yield, FMR may reimburse expenses or waive fees of Fidelity® New Jersey AMT Tax-Free Money Market Fund. Any such waivers or expense reimbursement would be voluntary and could be discontinued at any time. There is no guarantee that Fidelity® New Jersey AMT Tax-Free Money Market Fund will be able to avoid a negative yield.